Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2012
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST III
Central Index Key	dei_EntityCentralIndexKey	0000225604
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 30, 2012
MFS High Income Fund (Prospectus Summary) | MFS High Income Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHITX
MFS High Income Fund (Prospectus Summary) | MFS High Income Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHIBX
MFS High Income Fund (Prospectus Summary) | MFS High Income Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHICX
MFS High Income Fund (Prospectus Summary) | MFS High Income Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHIIX
MFS High Income Fund (Prospectus Summary) | MFS High Income Fund | 529A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAHIX
MFS High Income Fund (Prospectus Summary) | MFS High Income Fund | 529B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMHBX
MFS High Income Fund (Prospectus Summary) | MFS High Income Fund | 529C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMHCX
MFS High Income Fund (Prospectus Summary) | MFS High Income Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHIGX
MFS High Income Fund (Prospectus Summary) | MFS High Income Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIHRX
MFS High Income Fund (Prospectus Summary) | MFS High Income Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHIHX
MFS High Income Fund (Prospectus Summary) | MFS High Income Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHIJX
MFS High Income Fund (Prospectus Summary) | MFS High Income Fund | R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHIKX
MFS High Yield Opportunities Fund (Prospectus Summary) | MFS High Yield Opportunities Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHOAX
MFS High Yield Opportunities Fund (Prospectus Summary) | MFS High Yield Opportunities Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHOBX
MFS High Yield Opportunities Fund (Prospectus Summary) | MFS High Yield Opportunities Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHOCX
MFS High Yield Opportunities Fund (Prospectus Summary) | MFS High Yield Opportunities Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHOIX
MFS High Yield Opportunities Fund (Prospectus Summary) | MFS High Yield Opportunities Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHORX
MFS High Yield Opportunities Fund (Prospectus Summary) | MFS High Yield Opportunities Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHOSX
MFS High Yield Opportunities Fund (Prospectus Summary) | MFS High Yield Opportunities Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHOTX
MFS High Yield Opportunities Fund (Prospectus Summary) | MFS High Yield Opportunities Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHOUX
MFS High Yield Opportunities Fund (Prospectus Summary) | MFS High Yield Opportunities Fund | R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHOVX (Formerly Class W)
MFS Municipal High Income Fund (Prospectus Summary) | MFS Municipal High Income Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHYX
MFS Municipal High Income Fund (Prospectus Summary) | MFS Municipal High Income Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHBX
MFS Municipal High Income Fund (Prospectus Summary) | MFS Municipal High Income Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHCX
MFS Municipal High Income Fund (Prospectus Summary) | MFS Municipal High Income Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMIIX